Financial instruments - Schedule of detailed information about liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	$ 32,163	$ 26,960
Debt	0	$ 4,000
Liquidity risk [Member] | Less than six months [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	31,439
Debt	0
Purchase commitments	9,113
Financial liabilities	40,552
Liquidity risk [Member] | 6 months to 1 year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
Debt	0
Purchase commitments	998
Financial liabilities	998
Liquidity risk [Member] | 1 to 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	724
Debt	75,000
Purchase commitments	80
Financial liabilities	75,804
Liquidity risk [Member] | Over 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
Debt	0
Purchase commitments	13
Financial liabilities	$ 13